ORGANIZATION AND BUSINESS DESCRIPTION	12 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Business

Bon Natural Life Limited (“Bon Natural” or the “Company”), through its wholly-owned subsidiaries and entities controlled through contractual arrangements, is engaged in the research and development, manufacturing and sales of functional active ingredients extracted from natural herb plants which are widely used by manufacturer customers in the functional food, personal care, cosmetic and pharmaceutical industries. The Company sells its products to customers located in both Chinese and international markets.

Organizations

Bon Natural Life Limited was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on December 11, 2019.

Bon Natural owns 100% equity interest of Tea Essence Limited (“Tea Essence”), an entity incorporated on January 9, 2020 in accordance with the laws and regulations in Hong Kong.

Xi’an Cell and Molecule Information Technology Limited. (“Xi’an CMIT”) was formed on April 9, 2020, as a Wholly Foreign-Owned Enterprise (“WOFE”) in the People’s Republic of China (“PRC”).

Bon Natural, Tea Essence, and Xi’an CMIT are currently not engaging in any active business operations and merely acting as holding companies.

Prior to the reorganization described below, Mr. Yongwei Hu, the chairman of the board of directors and the chief executive officer of the Company, was the controlling shareholder of Xi’an App-Chem Bio(Tech) Co., Ltd. (“Xi’an App-Chem”), an entity incorporated on April 23, 2006 in accordance with PRC laws. Xi’an App-Chem owns 100% of the equity interests of the following subsidiaries: (1) Shaanxi App-Chem Health Industry Co., Ltd. (“App-Chem Health”) was incorporated on April 17, 2006 in Tongchuan City in accordance with PRC laws; (2), Shaanxi App-Chem Ag-tech Co., Ltd (“App-Chem Ag-tech”) was incorporated on April 19, 2013 in Dali County, Shaanxi Province in accordance with PRC laws; (3) Xi’an Yanhuang TCM Medical Research & Development Co., Ltd (“Xi’an YH”) was incorporated on September 15, 2009 in Xi’an City in accordance with PRC laws; (4) Balikun Tianmei Bio(Tech) Co., Ltd. (“Balikun”) was incorporated on December 16, 2016 in Balikun City in accordance with PRC laws; (5) App-Chem Bio (Tech) (Guangzhou) Co., Ltd. (“App-Chem Guangzhou”) was incorporated on April 27, 2018 in Guangzhou City in accordance with PRC laws and (6) Tongchuan Dietary Therapy Health Technology Co., Ltd. (“Tongchuan DT”) was incorporated on May 22, 2017 in Tongchuan City in accordance with PRC laws.

In addition, Xi’an App-Chem also owns majority of the equity interest in the following two entities: Xi’an Dietary Therapy Medical Technology Co., Ltd (“Xi’an DT”) was incorporated on April 24, 2015 in accordance with PRC laws, with 75% equity ownership interest owned by Xi’an App-Chem; Tianjin Yonghexiang Bio(Tech) Co., Ltd. (“Tianjin YHX”) was incorporated on September 16, 2019 in accordance with PRC laws, with 51% equity ownership interest owned by Xi’an App-Chem. On March 11, 2020, Xi’an App-Chem established a new 100% controlled subsidiary, Gansu Baimeikang Bioengineering Co., Ltd. (“Gansu BMK”).

On September 27, 2021, the Company disposed Balikun to a third party for RMB 1.00. As Balikun had no operating activity and no material assets, the disposal of Balikun did not constitute discontinued operation.

Xi’an App-Chem, together with its subsidiaries are collectively referred to as the “Bon Operating Companies” below.

Reorganization

A reorganization of our legal structure (“Reorganization”) was completed on May 28, 2020. The reorganization involved the incorporation of Bon Natural Life, Tea Essence and Xi’an CMIT, and entering into certain contractual arrangements between Xi’an CMIT, the shareholders of Bon Operating Companies and the Bon Operating Companies. Consequently, the Company became the ultimate holding company of Tea Essence, Xi’an CMIT and Bon Operating Companies.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION (continued)

On May 28, 2020, Xi’an CMIT entered into a series of contractual arrangements with the shareholders of the Bon Operating Companies. These agreements include, Exclusive Service Agreement, Share Pledge Agreement, Proxy Agreement, Exclusive Option Agreement, Powers of Attorney, Spousal Consent Letter, and Loan Agreement intended to guarantee the exercise of the Exclusive Option Agreements and Spouse Consents (collectively the “VIE Agreements”). Pursuant to the VIE Agreements, Xi’an CMIT has the exclusive right to provide to the Bon Operating Companies consulting services related to business operations including technical and management consulting services. The VIE Agreements are designed to provide Xi’an CMIT with the power, rights, and obligations equivalent in all material respects to those it would possess as the sole equity holder of each of the Bon Operating Companies, including absolute control rights and the rights to the assets, property, and revenue of each of the Bon Operating Companies. As a result of our direct ownership in Xi’an CMIT and the VIE Agreements, we believe that the Bon Operating Companies should be treated as Variable Interest Entities (“VIEs”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 Consolidation and we are regarded as the primary beneficiary of our VIEs. We treat our VIEs as our consolidated entities under U.S. GAAP. The Company, together with its wholly owned subsidiaries and its VIEs, is effectively controlled by the same shareholders before and after the Reorganization and therefore the Reorganization is considered as a recapitalization of entities under common control. The consolidation of the Company, its subsidiaries, and its VIEs has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Upon the completion of the Reorganization, the Company has subsidiaries in countries and jurisdictions in the PRC and Hong Kong.

On September 8, 2021, Xi’an Youpincui Biotechnology Co., Ltd (“Xi’an Youpincui”) was formed as a Wholly Foreign-Owned Enterprise (“WFOE”) in the PRC. Tea Essence owns 100% equity interest in Xi’an Youpincui. Xi’an Youpincui currently is not engaging in any active business operations and merely acting as an investment holding company.

On June 28, 2021, the Company closed its initial public offering (“IPO”) of 2,200,000 ordinary shares, par value US$0.0001 per share at a public offering price of $5.00 per share, and the Company’s ordinary shares started to trade on the Nasdaq Capital Market under the ticker symbol “BON” since June 24, 2021. On July 2, 2021, the underwriters exercised its over-allotment option to purchase an additional 330,000 shares, par value US$0.0001 per share at the price of $5.00 per share. Gross proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled $12.65 million, before deducting underwriting discounts and other related expenses, resulting in net proceeds of approximately $11.3 million.

Details of the subsidiaries of the Company as of September 30, 2021 were set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Bon Natural Life	December 11, 2019	Cayman Islands	Parent, 100%	Investment holding

Tea Essence	January 9, 2020	Hong Kong	100%	Investment holding

Xi’an CMIT	April 9, 2020	Xi.an City, PRC	100%	WOFE, Investment holding
Xi’an Youpincui	September 8, 2021	Xi.an City, PRC	100%	WOFE, Investment holding
VIE of the Company:
Xi’an App- Chem Bio (Tech)	April 23, 2006	Xi’an City, PRC	VIE	General administration and sales of the Company’s products to customers
Bon Operating Companies (owned by VIE)
App-Chem Health	April 17, 2006	Tongchuan City, PRC	100% owned by VIE	Registered owner of land with an area of 12,904 square meters, no other business activities
App-Chem Ag-tech	April 19, 2013	Dali County, PRC	100% owned by VIE	Product manufacturing
Xi’an YH	September 15, 2009	Xi.an City, PRC	100% owned by VIE	Research and development of product
App-Chem Guangzhou	April 27, 2018	Guangzhou City, PRC	100% owned by VIE	Raw material purchase
Tongchuan DT	May 22, 2017	Tongchuan City, PRC	100% owned by VIE	Product manufacturing
Gansu BMK	March 11, 2020	Jinquan City, PRC	100% owned by VIE	Raw material purchase
Xi’an DT	April 24, 2015	Xi’an City, PRC	75% owned by VIE	Research and development of product
Tianjin YHX	September 16, 2019	Tianjin City, PRC	51% owned by VIE	Raw material purchase

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION (continued)

The VIE contractual arrangements

As of and for the years ended September 30, 2021, 2020 and 2019, the Company’s main operating entities, Xi’an App-Chem, and Shaanxi App-Chem Health (or the “Bon Operating Companies” as referred above), are controlled through contractual arrangements in lieu of direct equity ownership by the Company.

A VIE is an entity which has a total equity investment that is insufficient to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary of, and must consolidate, the VIE.

Xi’an CMIT is deemed to have a controlling financial interest in and be the primary beneficiary of the Bon Operating Companies because it has both of the following characteristics:

●	The power to direct activities of the Bon Operating Companies that most significantly impact such entities’ economic performance, and

●	The obligation to absorb losses of, and the right to receive benefits from, the Bon Operating Companies that could potentially be significant to such entities.

Pursuant to these contractual arrangements, the Bon Operating Companies shall pay service fees equal to all of their net profit after tax payments to Xi’an CMIT. At the same time, Xi’an CMIT is obligated to absorb all of their losses. Such contractual arrangements are designed so that the operations of the Bon Operating Companies are solely for the benefit of Xi’an CMTI and ultimately, the Company.

Risks associated with the VIE structure

The Company believes that the contractual arrangements with its VIE and the shareholders of its VIE are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION (continued)

●	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;

●	require the Company or the Company’s PRC subsidiaries and VIEs to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds from public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its financial service businesses may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE and VIE’s subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over the VIE and their shareholders and it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiaries and its VIEs. The Company, Tea Essence and Xi’an CMIT are essentially holding companies and do not have active operations as of September 30, 2021 and 2020. As a result, total assets and liabilities presented on the Consolidated Balance Sheets as of September 30, 2021 and 2020, and revenue, expenses, and net income presented on the Consolidated Statement of Comprehensive Income as well as the cash flows from operating, investing and financing activities presented on the Consolidated Statement of Cash Flows for the years ended September 30, 2021, 2020 and 2019 are substantially the financial position, operation and cash flow of the Company’s VIE and VIE’s subsidiaries. The Company has not provided any financial support to the VIE for the years ended September 30, 2021, 2020 and 2019. The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	September 30, 2021	September 30, 2020

Current assets	$14,860,224	$10,840,214
Non-current assets	20,735,714	14,362,015
Total assets	$35,595,938	$25,202,229
Current liabilities	$7,283,758	$11,696,969
Non-current liabilities	2,349,188	2,482,251
Total liabilities	$9,632,946	$14,179,220

	For the years ended September 30,
	2021	2020	2019
Revenue	$25,494,564	$18,219,959	$16,396,018
Net income	$4,902,246	$3,098,317	$2,562,636

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION (continued)

	For the years ended September 30,
	2021	2020	2019
Net cash provided by operating activities	$4,437,583	$2,643,076	$7,104,822
Net cash used in investing activities	(6,443,745)	(3,003,043)	(8,429,958)
Net cash provided by financing activities	$3,493,925	$112,492	$804,680

Terminating the VIE agreements for corporate restructuring

Due to PRC legal restrictions on foreign ownership in companies that engage in online sales China, the Company originally carried out its business through Xi’an App-Chem, a domestic PRC company holding a value-added telecommunications license, through a variable interest entity structure, because foreign investment in the value-added telecommunication services industry in China is extensively regulated and subject to numerous restrictions. However, the Company’s online sales have historically generated minimal revenues. On September 28, 2021, the Company’s Board of Directors approved a restructuring of the Company’s corporate structure to terminate the original VIE contractual agreements, to convert Xi’an App-Chem from a PRC domestic company into a Sino-foreign joint venture, and to transfer 100% of the ownership interests in Xi’an App-Chem from its original shareholders to Xi’an CMIT and Xi’an Youpincui. Effective November 1, 2021, the Company completed the reorganization of its corporate structure in the PRC and are the indirect sole shareholder of Xi’an App-Chem. Xi’an App-Chem is wholly-owned by two WOFEs Xi’an CMIT and Xi’an Youpincui. Each of the WOFEs are in turn wholly-owned by Tea Essence, the Company’s direct wholly-owned subsidiary in Hong Kong. The termination of the VIE agreements as described above does not adversely affect the Company’s business, financial condition, and results of operations because the Company, together with its wholly owned subsidiaries, are effectively controlled by the same shareholders before and after the restructuring. The restructuring is therefore considered to be a recapitalization of entities under common control. Following the corporate restructuring, the value-added telecommunication license held by Xi’an App-Chem has been revoked (see Note 20).